ClassK [Member] Investment Strategy - Class K - BLACKROCK LARGE CAP FOCUS VALUE FUND, INC.	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap value equity securities are equity securities that (i) have a market capitalization within the range of companies included in the Russell 1000 Value Index (the “Russell 1000 Value Index”) and (ii) are included within at least one value index, as determined by BlackRock (the “Value Indices”). Currently, such Value Indices are the Russell 3000 Value Index, the S&P Composite 1500 Value Index and the MSCI World Value Index. The Russell 1000 Value Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities consist of common stock and preferred stock, other financial instruments that are components of, or have characteristics similar to, the securities included in the Value Indices, and American Depositary Receipts (“ADRs”), which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company. The Fund may also purchase convertible securities.
Value securities are generally considered to be those with prices less than Fund management believes they are worth. Fund management places particular emphasis on companies with below average price/earnings ratios that may pay above average dividends. The Fund invests primarily in common stock of U.S. companies, but the Fund may invest up to 25% of its total assets in the securities of foreign companies and ADRs. The Fund generally intends to invest in not less than 30 to not more than 50 companies.